Large Company Value Portfolio
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 81.3%	Shares	Value
Communication Services - 3.4%
Alphabet, Inc. - Class A(a)	12,117	$1,828,820
Alphabet, Inc. - Class C(a)	1,450	220,777
AT&T, Inc.	25,200	443,520
Comcast Corp. - Class A	31,998	1,387,113
Electronic Arts, Inc.	1,428	189,453
Liberty Broadband Corp. - Class A(a)	550	31,416
Liberty Broadband Corp. - Class C(a)	410	23,464
Live Nation Entertainment, Inc.(a)	240	25,385
Meta Platforms, Inc. - Class A	40	19,423
Omnicom Group, Inc.	3,157	305,471
Paramount Global - Class B	15,400	181,258
Playtika Holding Corp.	6,008	42,356
Take-Two Interactive Software, Inc.(a)	876	130,077
The New York Times Co. - Class A	973	42,053
The Walt Disney Co.	60	7,342
Verizon Communications, Inc.	9,400	394,424
Vodafone Group PLC - ADR	40,985	364,767
Warner Bros Discovery, Inc.(a)	45,804	399,869
		6,036,988

Consumer Discretionary - 6.5%
Adient PLC(a)	5,665	186,492
Amazon.com, Inc.(a)	6,102	1,100,678
Aptiv PLC(a)	6,900	549,585
Booking Holdings, Inc.	78	282,975
BorgWarner, Inc.	7,400	257,076
Carter's, Inc.	700	59,276
Darden Restaurants, Inc.	300	50,145
Dick's Sporting Goods, Inc.	1,680	377,765
DoorDash, Inc. - Class A(a)	3,236	445,662
DR Horton, Inc.	1,000	164,550
eBay, Inc.	6,920	365,238
Expedia Group, Inc.(a)	40	5,510
General Motors Co.	39,084	1,772,458
Grand Canyon Education, Inc.(a)	2,318	315,735
Kohl's Corp.	297	8,658
Lennar Corp. - Class A	450	77,391
Lennar Corp. - Class B	300	46,254
Lowe's Cos., Inc.	140	35,662
LVMH Moet Hennessy Louis Vuitton SE	273	245,547
Magna International, Inc.	15,972	870,155
McDonald's Corp.	1,064	299,995
Murphy USA, Inc.	170	71,264
NIKE, Inc. - Class B	5,831	547,997
Ollie's Bargain Outlet Holdings, Inc.(a)	1,310	104,237
O'Reilly Automotive, Inc.(a)	150	169,332
PulteGroup, Inc.	2,566	309,511
Ralph Lauren Corp.	1,030	193,393
Ross Stores, Inc.	3,180	466,697
Royal Caribbean Cruises Ltd.(a)	820	113,988
Starbucks Corp.	1,770	161,760
The Gap, Inc.	15,670	431,709
Toll Brothers, Inc.	4,335	560,818
TopBuild Corp.(a)	660	290,882
Travel + Leisure Co.	2,300	112,608
Valvoline, Inc.(a)	2,410	107,414
Williams-Sonoma, Inc.	730	231,797
Yum! Brands, Inc.	860	119,239
		11,509,453

Consumer Staples - 3.5%
Colgate-Palmolive Co.	11,417	1,028,100
Conagra Brands, Inc.	9,400	278,616
Costco Wholesale Corp.	834	611,013
Diageo PLC	6,439	237,755
General Mills, Inc.	1,740	121,748
Grocery Outlet Holding Corp.(a)	970	27,917
Kenvue, Inc.	21,615	463,858
Mondelez International, Inc. - Class A	2,265	158,550
PepsiCo, Inc.	1,215	212,637
Pernod Ricard SA	1,078	174,392
Post Holdings, Inc.(a)	570	60,580
The Boston Beer Co., Inc. - Class A(a)	202	61,493
The Coca-Cola Co.	3,493	213,702
The Procter & Gamble Co.	4,499	729,962
Unilever PLC - ADR	21,415	1,074,819
US Foods Holding Corp.(a)	770	41,557
Walmart, Inc.	10,704	644,060
		6,140,759

Energy - 6.9%
Antero Midstream Corp.	15,073	211,926
Antero Resources Corp.(a)	2,250	65,250
APA Corp.	56,653	1,947,730
Baker Hughes Co.	9,855	330,143
Cenovus Energy, Inc.	18,105	361,919
Chevron Corp.	2,024	319,266
ConocoPhillips	7,517	956,764
Equitrans Midstream Corp.	7,020	87,680
Exxon Mobil Corp.	10,027	1,165,538
Halliburton Co.	10,340	407,603
HF Sinclair Corp.	1,016	61,336
Marathon Oil Corp.	52,648	1,492,044
Marathon Petroleum Corp.	2,020	407,030
Murphy Oil Corp.	6,650	303,905
NOV, Inc.	51,695	1,009,086
Ovintiv, Inc.	12,800	664,320
Schlumberger NV	6,900	378,189
Shell PLC - ADR	14,337	961,152
Southwestern Energy Co.(a)	6,570	49,801
Targa Resources Corp.	588	65,850
TechnipFMC PLC	14,850	372,884
TotalEnergies SE	6,360	435,500
Valero Energy Corp.	1,090	186,052
		12,240,968

Financials - 20.5%
AIB Group PLC	38,054	193,121
Ally Financial, Inc.	690	28,007
American Express Co.	2,740	623,871
American International Group, Inc.	16,109	1,259,241
Aon PLC - Class A	2,022	674,781
Arch Capital Group Ltd.(a)	1,482	136,996
Arthur J Gallagher & Co.	2,372	593,095
Assurant, Inc.	430	80,943
Axis Capital Holdings Ltd.	4,590	298,442
Bank of America Corp.	40,615	1,540,121
Bank of New York Mellon Corp.	16,197	933,271
Bank OZK	930	42,278
Berkshire Hathaway, Inc. - Class B(a)	4,427	1,861,642
BlackRock, Inc.	50	41,685
Block, Inc.(a)	3,530	298,567
Blue Owl Capital, Inc. - Class A	6,610	124,665
Brown & Brown, Inc.	300	26,262
Capital One Financial Corp.	4,190	623,849
Cboe Global Markets, Inc.	760	139,635
Chubb Ltd.	2,352	609,474
Cincinnati Financial Corp.	3,300	409,761
Citigroup, Inc.	37,326	2,360,496
Citizens Financial Group, Inc.	35,315	1,281,581
CME Group, Inc.	3,788	815,519
Corebridge Financial, Inc.	24,100	692,393
Discover Financial Services	5,340	700,021
Everest Group Ltd.	232	92,220
Fidelity National Information Services, Inc.	18,630	1,381,973
Fifth Third Bancorp	1,930	71,815
First Citizens BancShares, Inc. - Class A	164	268,140
First Horizon Corp.	10,290	158,466
Fiserv, Inc.(a)	470	75,115
FNB Corp.	2,540	35,814
Hartford Financial Services Group, Inc.	12,847	1,323,883
JPMorgan Chase & Co.	6,677	1,337,403
KeyCorp	2,180	34,466
Loews Corp.	1,940	151,883
M&T Bank Corp.	3,020	439,229
Marsh & McLennan Cos., Inc.	2,518	518,658
Mastercard, Inc. - Class A	2,267	1,091,719
MetLife, Inc.	1,910	141,550
MGIC Investment Corp.	17,940	401,138
Moody's Corp.	1,563	614,306
Morningstar, Inc.	900	277,533
MSCI, Inc.	520	291,434
Northern Trust Corp.	3,442	306,063
Old Republic International Corp.	3,460	106,291
Pinnacle Financial Partners, Inc.	896	76,948
Popular, Inc.	5,180	456,306
Primerica, Inc.	676	171,001
Reinsurance Group of America, Inc.	240	46,291
Resona Holdings, Inc.	30,800	189,626
RLI Corp.	1,490	221,220
S&P Global, Inc.	1,121	476,929
SLM Corp.	12,410	270,414
State Street Corp.	10,196	788,355
Stifel Financial Corp.	2,418	189,015
StoneCo Ltd. - Class A(a)	4,710	78,233
T Rowe Price Group, Inc.	220	26,822
The Allstate Corp.	331	57,266
The Charles Schwab Corp.	16,071	1,162,576
The Goldman Sachs Group, Inc.	3,355	1,401,350
The Progressive Corp.	1,302	269,280
The Travelers Cos., Inc.	70	16,110
The Western Union Co.	2,860	39,983
US Bancorp	30,605	1,368,044
Voya Financial, Inc.	1,520	112,358
W R Berkley Corp.	3,092	273,456
Wells Fargo & Co.	42,001	2,434,379
WEX, Inc.(a)	270	64,133
Willis Towers Watson PLC	1,459	401,225
		36,100,136

Health Care - 11.2%
Abbott Laboratories	3,930	446,684
Agilent Technologies, Inc.	5,648	821,840
Amgen, Inc.	730	207,554
Becton Dickinson & Co.	140	34,643
Bio-Rad Laboratories, Inc. - Class A(a)	1,137	393,254
Bio-Techne Corp.	1,809	127,336
Boston Scientific Corp.(a)	1,250	85,613
Bristol-Myers Squibb Co.	6,451	349,838
Bruker Corp.	8,196	769,932
Cardinal Health, Inc.	950	106,305
Centene Corp.(a)	9,952	781,033
Chemed Corp.	532	341,507
CVS Health Corp.	18,369	1,465,110
Danaher Corp.	1,508	376,578
Elevance Health, Inc.	3,740	1,939,339
Envista Holdings Corp.(a)	9,436	201,742
Exelixis, Inc.(a)	19,835	470,685
GE HealthCare Technologies, Inc.	11,158	1,014,373
Gilead Sciences, Inc.	2,966	217,260
GSK PLC - ADR	6,561	281,270
HCA Healthcare, Inc.	2,904	968,571
Humana, Inc.	1,220	422,998
ICON PLC(a)	2,466	828,453
Incyte Corp.(a)	8,290	472,281
IQVIA Holdings, Inc.(a)	623	157,550
Jazz Pharmaceuticals PLC(a)	340	40,943
Johnson & Johnson	6,720	1,063,036
Laboratory Corp. of America Holdings	1,300	283,998
Maravai LifeSciences Holdings, Inc. - Class A(a)	9,158	79,400
Medtronic PLC	14,983	1,305,767
Merck & Co., Inc.	4,990	658,431
Moderna, Inc.(a)	260	27,706
Molina Healthcare, Inc.(a)	150	61,625
Organon & Co.	11,090	208,492
Sanofi SA - ADR	5,385	261,711
Stryker Corp.	1,370	490,282
The Cigna Group	2,777	1,008,579
United Therapeutics Corp.(a)	290	66,619
UnitedHealth Group, Inc.	900	445,230
Vertex Pharmaceuticals, Inc.(a)	210	87,782
Zimmer Biomet Holdings, Inc.	2,584	341,036
		19,712,386

Industrials - 12.1%
Acuity Brands, Inc.	190	51,059
AECOM	1,690	165,755
Allegion PLC	1,414	190,480
Armstrong World Industries, Inc.	1,220	151,548
Automatic Data Processing, Inc.	860	214,776
Caterpillar, Inc.	1,050	384,752
Cintas Corp.	410	281,682
CNH Industrial NV	47,130	610,805
Core & Main, Inc. - Class A(a)	330	18,893
Crane Co.	400	54,052
Cummins, Inc.	2,906	856,253
Curtiss-Wright Corp.	114	29,177
Eaton Corp. PLC	1,300	406,484
EMCOR Group, Inc.	3,052	1,068,810
Equifax, Inc.	940	251,469
Esab Corp.	2,315	255,970
Fastenal Co.	2,070	159,680
FedEx Corp.	4,080	1,182,140
Ferguson PLC	2,164	472,683
Flowserve Corp.	2,590	118,311
Fluor Corp.(a)	5,616	237,444
FTI Consulting, Inc.(a)	121	25,445
Gates Industrial Corp. PLC(a)	4,040	71,548
General Dynamics Corp.	2,037	575,432
General Electric Co.	5,616	985,776
Graco, Inc.	1,980	185,051
Honeywell International, Inc.	2,950	605,488
Howmet Aerospace, Inc.	5,080	347,624
Hubbell, Inc.	546	226,617
IDEX Corp.	840	204,977
Ingersoll Rand, Inc.	3,978	377,711
ITT, Inc.	1,210	164,596
Johnson Controls International PLC	6,729	439,538
MSA Safety, Inc.	1,370	265,218
Oshkosh Corp.	3,340	416,531
Otis Worldwide Corp.	9,483	941,377
PACCAR, Inc.	7,056	874,168
Parker-Hannifin Corp.	340	188,969
RBC Bearings, Inc.(a)	857	231,690
Regal Rexnord Corp.	976	175,778
Republic Services, Inc.	1,205	230,685
Rockwell Automation, Inc.	1,592	463,797
RTX Corp.	8,360	815,351
Science Applications International Corp.	610	79,538
Simpson Manufacturing Co., Inc.	985	202,102
Tetra Tech, Inc.	1,255	231,811
Textron, Inc.	3,150	302,180
The AZEK Co., Inc.(a)	6,710	336,976
The Boeing Co.(a)	6,150	1,186,890
The Timken Co.	3,200	279,776
Trane Technologies PLC	1,558	467,712
TransUnion	3,039	242,512
United Parcel Service, Inc. - Class B	300	44,589
Verisk Analytics, Inc.	993	234,080
Watsco, Inc.	1,006	434,562
Watts Water Technologies, Inc. - Class A	3,177	675,271
Westinghouse Air Brake Technologies Corp.	2,127	309,861
Woodward, Inc.	1,660	255,839
Xylem, Inc.	680	87,883
		21,347,172

Information Technology - 12.1%
Accenture PLC - Class A	1,805	625,631
Adobe, Inc.(a)	522	263,401
Analog Devices, Inc.	4,073	805,599
ANSYS, Inc.(a)	443	153,792
Applied Materials, Inc.	2,053	423,390
AppLovin Corp. - Class A(a)	1,340	92,755
Autodesk, Inc.(a)	1,493	388,807
Cadence Design Systems, Inc.(a)	3,898	1,213,369
Capgemini SE	2,132	490,615
Cirrus Logic, Inc.(a)	860	79,602
Cisco Systems, Inc.	20,570	1,026,649
Cognizant Technology Solutions Corp. - Class A	3,558	260,766
Corning, Inc.	14,251	469,713
F5, Inc.(a)	8,653	1,640,522
Gen Digital, Inc.	12,430	278,432
GoDaddy, Inc. - Class A(a)	2,017	239,378
Intel Corp.	10,416	460,075
KLA Corp.	674	470,836
Lam Research Corp.	642	623,748
LiveRamp Holdings, Inc.(a)	1,676	57,822
Manhattan Associates, Inc.(a)	897	224,456
Micron Technology, Inc.	10,280	1,211,909
Microsoft Corp.	6,131	2,579,435
Motorola Solutions, Inc.	80	28,398
NetApp, Inc.	5,230	548,993
Nutanix, Inc. - Class A(a)	1,370	84,556
Okta, Inc.(a)	1,110	116,128
Oracle Corp.	3,062	384,618
PTC, Inc.(a)	1,117	211,046
Pure Storage, Inc. - Class A(a)	1,160	60,308
QUALCOMM, Inc.	880	148,984
Salesforce, Inc.	4,791	1,442,953
Synopsys, Inc.(a)	1,368	781,812
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,243	441,210
TD SYNNEX Corp.	620	70,122
TE Connectivity Ltd.	4,941	717,631
Telefonaktiebolaget LM Ericsson - ADR	297,652	1,640,062
UiPath, Inc. - Class A(a)	2,930	66,423
VeriSign, Inc.(a)	219	41,503
Workday, Inc. - Class A(a)	1,265	345,029
		21,210,478

Materials - 3.5%
Ashland, Inc.	1,620	157,739
Corteva, Inc.	5,873	338,696
CRH PLC	4,760	410,598
Eagle Materials, Inc.	1,690	459,258
Ecolab, Inc.	190	43,871
Franco-Nevada Corp.	3,138	373,905
International Paper Co.	4,335	169,152
Linde PLC	28	13,001
Martin Marietta Materials, Inc.	1,107	679,632
NewMarket Corp.	444	281,771
Newmont Corp.	4,260	152,678
Nucor Corp.	980	193,942
Olin Corp.	12,850	755,580
Royal Gold, Inc.	2,358	287,228
RPM International, Inc.	1,712	203,642
SSR Mining, Inc.	3,909	17,434
The Sherwin-Williams Co.	669	232,364
Vulcan Materials Co.	2,779	758,445
Wheaton Precious Metals Corp.	5,519	259,948
		5,788,884

Real Estate - 0.2%
CBRE Group, Inc. - Class A(a)	3,316	322,448

Utilities - 1.4%
American Electric Power Co., Inc.	980	84,378
Constellation Energy Corp.	150	27,728
Dominion Energy, Inc.	3,510	172,656
Duke Energy Corp.	1,100	106,381
Evergy, Inc.	170	9,075
Eversource Energy	1,830	109,379
Exelon Corp.	2,350	88,290
IDACORP, Inc.	240	22,294
NextEra Energy, Inc.	6,580	420,527
NiSource, Inc.	2,360	65,278
PPL Corp.	36,903	1,015,939
Public Service Enterprise Group, Inc.	670	44,743
Sempra	190	13,648
The Southern Co.	2,061	147,855
Vistra Corp.	430	29,950
Xcel Energy, Inc.	490	26,338
		2,384,459
TOTAL COMMON STOCKS (Cost $109,245,199)		142,794,131

CORPORATE BONDS - 3.1%	Par	Value
Basic Materials - 0.1%
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	39,000	39,125
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)	41,000	40,171
Nutrien Ltd., 5.95%, 11/07/2025	59,000	59,434
PPG Industries, Inc., 1.20%, 03/15/2026 (Callable 02/15/2026)	68,000	63,013
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)	47,000	41,823
		243,566

Communications - 0.2%
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)	64,000	53,362
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)	87,000	70,792
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)	11,000	10,573
The Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)	42,000	36,581
T-Mobile USA, Inc.
2.25%, 02/15/2026 (Callable 04/12/2024)	74,000	70,043
3.75%, 04/15/2027 (Callable 02/15/2027)	35,000	33,748
Verizon Communications, Inc.
2.10%, 03/22/2028 (Callable 01/22/2028)(b)	45,000	40,516
2.36%, 03/15/2032 (Callable 12/15/2031)	96,000	78,709
		394,324

Consumer Cyclical - 0.2%
American Honda Finance Corp., 1.20%, 07/08/2025	44,000	41,803
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)	60,000	52,513
Lowe's Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)	42,000	40,086
O'Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)	86,000	82,039
Ross Stores, Inc., 4.60%, 04/15/2025 (Callable 03/15/2025)	69,000	68,288
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)	64,000	58,566
		343,295

Consumer Non-Cyclical - 0.5%
AbbVie, Inc., 3.80%, 03/15/2025 (Callable 12/15/2024)	74,000	72,955
Amgen, Inc., 3.20%, 11/02/2027 (Callable 08/02/2027)	69,000	65,102
CVS Health Corp.
3.88%, 07/20/2025 (Callable 04/20/2025)	148,000	145,205
1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)	54,000	44,262
Global Payments, Inc., 1.20% (SOFR Rate + 0.00%), 03/01/2026 (Callable 02/01/2026)	37,000	34,214
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)	60,000	56,775
Johnson & Johnson, 1.30%, 09/01/2030 (Callable 06/01/2030)	60,000	49,592
Keurig Dr Pepper, Inc., 4.42%, 05/25/2025 (Callable 03/25/2025)	7,000	6,919
Nestle Holdings, Inc., 5.25%, 03/13/2026 (c)	150,000	150,732
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)	25,000	22,703
Royalty Pharma PLC
1.20%, 09/02/2025 (Callable 08/02/2025)	38,000	35,714
1.75%, 09/02/2027 (Callable 07/02/2027)	107,000	95,487
2.20%, 09/02/2030 (Callable 06/02/2030)	42,000	34,858
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026)(c)	65,000	59,813
		874,331

Energy - 0.2%
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)	69,000	63,205
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)	46,000	41,086
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	45,000	41,230
MPLX LP
4.88%, 12/01/2024 (Callable 09/01/2024)	44,000	43,727
2.65%, 08/15/2030 (Callable 05/15/2030)	16,000	13,711
Ovintiv Exploration, Inc., 5.38%, 01/01/2026 (Callable 10/01/2025)	60,000	59,775
Plains All American Pipeline LP, 4.65%, 10/15/2025 (Callable 07/15/2025)	60,000	59,242
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)	34,000	33,915
		355,891

Financials - 1.3%
American Express Co., 2.25%, 03/04/2025 (Callable 02/01/2025)	40,000	38,867
Aviation Capital Group LLC, 6.38%, 07/15/2030 (Callable 05/15/2030)(c)	24,000	24,643
Bank of America Corp.
4.00%, 01/22/2025	44,000	43,337
0.98% to 04/22/2024 then SOFR + 0.69%, 04/22/2025 (Callable 04/22/2024)	116,000	115,558
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	194,000	178,867
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)	26,000	24,723
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	10,000	9,387
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	103,000	88,806
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028)(c)	62,000	53,782
2.50%, 01/10/2030 (Callable 10/10/2029)(c)	23,000	19,886
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	58,000	52,971
Citigroup, Inc., 0.98% to 05/01/2024 then SOFR + 0.67%, 05/01/2025 (Callable 05/01/2024)	72,000	71,628
Equinix, Inc.
1.25%, 07/15/2025 (Callable 06/15/2025)	77,000	72,643
2.90%, 11/18/2026 (Callable 09/18/2026)	40,000	37,523
Goldman Sachs Group, Inc., 0.86% to 02/12/2025 then SOFR + 0.61%, 02/12/2026 (Callable 02/12/2025)	55,000	52,589
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	200,000	175,100
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	99,000	89,933
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	48,000	45,058
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	31,000	27,358
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	8,000	6,512
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	43,000	36,269
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)	30,000	28,680
Morgan Stanley
1.16% to 10/21/2024 then SOFR + 0.56%, 10/21/2025 (Callable 10/21/2024)	65,000	63,260
2.19% to 04/28/2025 then SOFR + 1.99%, 04/28/2026 (Callable 04/28/2025)	139,000	134,062
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027 (Callable 05/04/2026)	111,000	102,523
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	72,000	65,989
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	15,000	12,209
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034 (Callable 04/21/2033)	64,000	63,177
5.94% to 02/07/2034 then 5 yr. CMT Rate + 1.80%, 02/07/2039 (Callable 02/07/2034)	4,000	3,954
Realty, Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)	69,000	61,755
Royal Bank of Canada, 1.20%, 04/27/2026	50,000	46,182
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027 (b)(c)	52,000	48,710
The Bank of Nova Scotia, 2.70%, 08/03/2026	66,000	62,443
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)	23,000	22,530
Wells Fargo & Co.
2.16% to 02/11/2025 then 3 mo. Term SOFR + 1.01%, 02/11/2026 (Callable 02/11/2025)	23,000	22,308
4.54% to 08/15/2025 then SOFR + 1.56%, 08/15/2026 (Callable 08/15/2025)	28,000	27,562
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	26,000	24,758
		2,055,542

Industrials - 0.1%
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)	77,000	67,997
Caterpillar Financial Services Corp., 3.25%, 12/01/2024	57,000	56,147
Parker-Hannifin Corp., 4.25%, 09/15/2027 (Callable 08/15/2027)	61,000	59,750
		183,894

Technology - 0.2%
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)	54,000	47,744
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/15/2026)	43,000	41,314
Fiserv, Inc.
3.85%, 06/01/2025 (Callable 03/01/2025)	39,000	38,245
5.45%, 03/02/2028 (Callable 02/02/2028)	60,000	60,552
Intel Corp., 3.70%, 07/29/2025 (Callable 04/29/2025)	24,000	23,527
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)	66,000	62,039
2.95%, 04/01/2030 (Callable 01/01/2030)	121,000	107,542
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)	37,000	30,114
		411,077

Utilities - 0.3%
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	47,000	45,397
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)	92,000	86,481
Entergy Corp., 0.90%, 09/15/2025 (Callable 08/15/2025)	61,000	57,155
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)	70,000	69,026
Sierra Pacific Power Co., 2.60%, 05/01/2026 (Callable 02/01/2026)	74,000	70,038
Southwestern Electric Power Co., 1.65%, 03/15/2026 (Callable 02/15/2026)	45,000	41,960
The AES Corp., 1.38%, 01/15/2026 (Callable 12/15/2025)	45,000	41,670
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/2025 (Callable 03/01/2025)(c)	59,000	57,802
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)	39,000	39,041
		508,570
TOTAL CORPORATE BONDS (Cost $5,591,756)		5,370,490

Open-End Funds - 3.0%	Shares	Value
Voya VACS Series EMHCD Fund	113	1,191
Voya VACS Series HYB Fund	83,162	851,581
Voya VACS Series SC Fund - Class SC	428,399	4,425,358
TOTAL OPEN-END FUNDS (Cost $5,446,315)		5,278,130

COLLATERALIZED LOAN OBLIGATIONS - 1.9%	Par	Value
Apidos CLO, Series 2015-23A, Class AR, 6.80% (3 mo. Term SOFR + 1.48%), 04/15/2033 (Callable 04/15/2024)(c)	250,000	250,183
Arbor Realty Trust, Inc.
Series 2021-FL2, Class B, 7.04% (1 mo. Term SOFR + 1.71%), 05/15/2036 (Callable 04/15/2024)(c)	250,000	246,535
Series 2021-FL3, Class C, 7.29% (1 mo. Term SOFR + 1.96%), 08/15/2034 (Callable 04/15/2024)(c)	225,000	216,321
Benefit Street Partners CLO Ltd., Series 2019-19A, Class A, 6.93% (3 mo. Term SOFR + 1.61%), 01/15/2033 (Callable 04/15/2024)(c)	250,000	250,000
Carlyle Global Market Strategies, Series 2021-1A, Class A1, 6.72% (3 mo. Term SOFR + 1.40%), 04/15/2034 (Callable 04/15/2024)(c)	250,000	250,209
Greystone Commercial Real Estate Notes, Series 2021-FL3, Class C, 7.44% (1 mo. Term SOFR + 2.11%), 07/15/2039 (Callable 04/15/2024)(c)	225,000	212,849
Madison Park Funding Ltd., Series 2016-21A, Class ABRR, 6.98% (3 mo. Term SOFR + 1.66%), 10/15/2032 (Callable 04/15/2024)(c)	250,000	249,993
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6, Class C, 7.29% (1 mo. Term SOFR + 1.96%), 07/16/2036 (Callable 04/16/2024)(c)	225,000	215,936
Neuberger Berman CLO Ltd., Series 2019-34A, Class A1R, 6.56% (3 mo. Term SOFR + 1.24%), 01/20/2035 (Callable 04/20/2024)(c)	250,000	249,975
Oaktree CLO Ltd., Series 2019-1A, Class A1R, 6.69% (3 mo. Term SOFR + 1.37%), 04/22/2030 (Callable 04/22/2024)(c)	250,000	249,816
Octagon Investment Partners Ltd., Series 2020-3A, Class AR, 6.73% (3 mo. Term SOFR + 1.41%), 10/20/2034 (Callable 04/20/2024)(c)	250,000	250,044
OHA Credit Funding, Series 2019-3A, Class AR, 6.72% (3 mo. Term SOFR + 1.40%), 07/02/2035 (Callable 04/20/2024)(c)	250,000	249,570
OHA Loan Funding Ltd., Series 2015-1A, Class AR3, 6.72% (3 mo. Term SOFR + 1.41%), 01/19/2037 (Callable 04/19/2024)(c)	270,000	270,285
Palmer Square CLO Ltd., Series 2019-1A, Class A1R, 6.72% (3 mo. Term SOFR + 1.41%), 11/14/2034 (Callable 05/14/2024)(c)	250,000	250,019
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,437,066)		3,411,735

REAL ESTATE INVESTMENT TRUSTS - 1.6%	Shares	Value
Boston Properties, Inc.	2,720	177,643
Camden Property Trust	330	32,472
Cousins Properties, Inc.	5,880	141,355
EPR Properties	6,720	285,264
Equinix, Inc.	100	82,533
Healthpeak Properties, Inc.	1,480	27,750
Host Hotels & Resorts, Inc.	8,860	183,225
Kilroy Realty Corp.	840	30,601
Lamar Advertising Co. - Class A	500	59,705
Mid-America Apartment Communities, Inc.	199	26,184
National Storage Affiliates Trust	670	26,237
Park Hotels & Resorts, Inc.	43,640	763,264
Rayonier, Inc.	5,769	191,762
SBA Communications Corp.	1,020	221,034
VICI Properties, Inc.	1,310	39,025
Welltower, Inc.	5,548	518,405
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,801,824)		2,806,459

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%	Par	Value
BBCMS Trust, Series 2021-C10, Class XA, 1.28%, 07/15/2054 (Callable 05/15/2031)(d)(e)	982,517	63,073
BX Trust
Series 2020-VKNG, Class C, 6.84% (1 mo. Term SOFR + 1.51%), 10/15/2037 (c)	70,000	69,496
Series 2022-CSMO, Class B, 8.47% (1 mo. Term SOFR + 3.14%), 06/15/2027 (c)	100,000	100,281
Series 2022-LBA6, Class A, 6.33% (1 mo. Term SOFR + 1.00%), 01/15/2039 (c)	200,000	198,937
Series 2022-PSB, Class A, 7.78% (1 mo. Term SOFR + 2.45%), 08/15/2039 (c)	174,252	175,124
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 04/25/2024)(c)(e)	142,150	108,956
DBJPM 20-C9 Mortgage Trust, Series 2020-C9, Class XA, 1.70%, 09/15/2053 (Callable 06/15/2030)(d)(e)	454,268	23,637
DK Trust, Series 2024-SPBX, Class A, 6.85% (1 mo. Term SOFR + 1.50%), 03/15/2034 (c)	125,000	125,117
Federal Home Loan Mortgage Corp.
Series K110, Class X1, 1.70%, 04/25/2030 (Callable 04/25/2030)(d)(e)	297,670	23,109
Series K118, Class X1, 0.96%, 09/25/2030 (Callable 06/25/2030)(d)(e)	594,675	28,677
Series K151, Class X1, 0.36%, 04/25/2030 (Callable 02/25/2030)(d)(e)	1,569,891	26,872
GSCG Trust, Series 2019-600C, Class A, 2.94%, 09/06/2034 (c)	120,000	93,070
JP Morgan Chase Commercial Mortgage Securities, Series 2019-ICON, Class A, 3.88%, 01/05/2034 (c)	86,282	83,961
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 04/25/2024)(c)(e)	32,583	29,293
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 08/25/2028)(c)(e)	31,927	28,228
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 06/25/2027)(c)(e)	56,244	49,690
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 04/25/2024)(c)(e)	8,002	7,388
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 07/25/2032)(c)(e)	50,442	45,008
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 06/25/2030)(c)(e)	38,827	33,824
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 12/25/2043)(c)(e)	179,820	150,684
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 08/25/2035)(c)(e)	83,423	80,252
KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class C, 2.93%, 11/05/2044 (c)(e)	225,000	146,875
Morgan Stanley Capital I Trust 2014-MP, Series 2016-BNK2, Class C, 3.88%, 11/15/2049 (Callable 11/15/2026)(e)	100,000	71,619
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 01/25/2049)(c)(e)	100,000	61,763
PSMC Trust, Series 2020-3, Class A1, 3.00%, 11/25/2050 (Callable 06/25/2045)(c)(e)	31,743	27,031
Ready Capital Corp., Series 2021-FL5, Class B, 7.19% (1 mo. Term SOFR + 1.86%), 04/25/2038 (Callable 03/25/2025)(c)	250,000	247,089
Sequoia Mortgage Trust
Series 2013-3, Class A2, 2.50%, 03/25/2043 (Callable 01/25/2027)(e)	43,130	36,354
Series 2019-CH2, Class A1, 4.50%, 08/25/2049 (Callable 07/25/2024)(c)(e)	1,068	1,045
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 12/25/2046)(c)(e)	100,000	70,187
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041 (c)	140,000	115,834
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 6.99%, 12/10/2034 (c)(e)	150,000	153,262
Verus Securitization Trust, Series 2021-3, Class A1, 1.05%, 06/25/2066 (Callable 06/25/2024)(c)(e)	145,441	119,437
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 10/25/2039)(c)(f)	54,350	46,503
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class B, 4.21%, 08/15/2047 (Callable 08/15/2024)(e)	120,000	111,519
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,103,240)		2,753,195

ASSET-BACKED SECURITIES - 1.5%	Par	Value
American Airlines Group, Inc.
Series 2015-2, 3.60%, 09/22/2027	39,124	36,947
Series 2016-1, 3.58%, 01/15/2028	1,286	1,202
Series 2016-2, 3.20%, 06/15/2028	12,141	11,113
Beacon Container Finance LLC, Series 2021-1A, Class A, 2.25%, 10/22/2046 (Callable 04/20/2024)(c)	75,833	67,657
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 06/15/2027)	100,000	99,299
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 05/15/2027)	200,000	196,650
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047 (Callable 04/18/2024)(c)	81,813	72,867
FedEx Corp., Series 2020-1AA, 1.88%, 02/20/2034	86,162	71,157
General Motors Financial Co., Inc., Series 2021-2, Class C, 1.01%, 01/19/2027 (Callable 12/18/2025)	100,000	94,088
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 09/18/2028 (Callable 01/16/2027)	150,000	149,613
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 03/15/2027)	150,000	152,301
IPFS Corp., Series 2021-A, Class A, 0.71%, 04/15/2026 (c)	100,000	99,837
Kubota Credit Owner Trust, Series 2023-1A, Class A3, 5.02%, 06/15/2027 (Callable 12/15/2026)(c)	100,000	99,664
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 10/25/2028)(c)	79,609	70,642
Marlette Funding Trust, Series 2021-1A, Class C, 1.41%, 06/16/2031 (Callable 03/15/2025)(c)	266	266
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 09/20/2029)(c)	194,430	181,545
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 08/20/2032)(c)	48,162	40,442
Navient Student Loan Trust
Series 2020-GA, Class A, 1.17%, 09/16/2069 (Callable 10/15/2027)(c)	48,687	43,858
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 06/15/2028)(c)	35,563	31,104
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 10/15/2032)(c)	178,244	179,096
OneMain Financial Issuance Trust, Series 2023-1A, Class A, 5.50%, 06/14/2038 (Callable 06/14/2028)(c)	100,000	101,604
Oscar Finance Holdings 2 General, Inc. Association, Series 2021-1A, Class A4, 1.00%, 04/10/2028 (Callable 02/10/2025)(c)	98,550	94,725
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class C, 1.03%, 11/16/2026 (Callable 12/15/2025)(c)	100,000	94,654
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A, 1.60%, 09/15/2054 (c)	93,189	84,761
SoFi Consumer Loan Program Trust
Series 2021-1, Class B, 1.30%, 09/25/2030 (Callable 08/25/2024)(c)	53,958	53,784
Series 2023-1S, Class A, 5.81%, 05/15/2031 (Callable 06/15/2025)(c)	23,070	23,057
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.34%, 08/25/2047 (Callable 10/25/2025)(c)	19,738	19,286
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027)(c)	103,539	95,772
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051 (c)	126,323	104,353
Westlake Automobile Receivables Trust, Series 2022-2A, Class B, 4.31%, 09/15/2027 (Callable 04/15/2026)(c)	200,000	198,264
TOTAL ASSET-BACKED SECURITIES (Cost $2,687,094)		2,569,608

U.S. TREASURY OBLIGATIONS - 0.3%	Par	Value
United States Treasury Note/Bond
0.25%, 06/15/2024	50,000	49,484
0.75%, 11/15/2024	9,900	9,631
2.88%, 04/30/2025	2,000	1,956
3.00%, 07/15/2025	15,000	14,646
4.63%, 02/28/2026	68,000	67,947
4.50%, 03/31/2026	50,000	49,875
4.13%, 06/15/2026	33,000	32,680
0.88%, 09/30/2026	60,200	55,083
1.25%, 11/30/2026	90,100	82,836
1.50%, 01/31/2027	9,900	9,128
4.25%, 03/15/2027	24,000	23,888
2.75%, 04/30/2027	300	286
3.25%, 06/30/2027	500	483
1.25%, 09/30/2028	700	614
4.25%, 02/28/2029	6,000	6,008
2.75%, 08/15/2032	5,100	4,575
4.13%, 11/15/2032	4,300	4,271
3.50%, 02/15/2033	24,600	23,301
4.00%, 02/15/2034	14,600	14,358
TOTAL U.S. TREASURY OBLIGATIONS (Cost $464,729)		451,050

TOTAL INVESTMENTS - 94.3% (Cost $132,777,223)		$165,434,798
Money Market Deposit Account - 3.8%(g)		6,718,805
Other Assets in Excess of Liabilities - 1.9%		3,273,051
TOTAL NET ASSETS - 100.0%		$175,426,654

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $89,374 which represented 0.1% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $7,952,676 or 4.5% of the Fund’s net assets.

(d)	Interest only security.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2024.

(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2024 was 5.28%.

Large Company Value Portfolio
Schedule of Open Futures Contracts
as of March 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	6	06/28/2024	$1,226,906	$(381)

Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(6)	06/18/2024	$687,656	$(3,153)
U.S. Treasury 10 Year Notes	(8)	06/18/2024	886,375	(5,402)
U.S. Treasury 5 Year Note	(9)	06/28/2024	963,141	(2,830)
U.S. Treasury Long Bonds	(6)	06/18/2024	722,625	(11,075)
U.S. Treasury Ultra Bonds	(1)	06/18/2024	129,000	(2,143)
				$(24,603)
Total Unrealized Appreciation (Depreciation)				$(24,984)

Large Company Value Portfolio
Schedule of Total Return Swap Contracts
as of March 31, 2024 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Total Returns on Reference Entity	Maturity Date	Financing Rate	Payment Frequency	Notional Amount	Upfront Payments (Receipts)	Value/ Unrealized Appreciation (Depreciation)
RUSSELL 1000 VALUE INDEX TOTAL RETURN	Morgan Stanley	Receive	01/31/2025	(U.S. Federal Funds Rate + 0.42%)	Monthly	$30,481,983	$0	$3,477,348
							$0	$3,477,348

LARGE COMPANY VALUE PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

1. Securities Valuation

 Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee of Wilshire Advisors LLC (the “Adviser”) it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Portfolios. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2024, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2024:

Large Company Value Portfolio
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	142,794,131	–	–	142,794,131
Corporate Bonds	–	5,370,490	–	5,370,490
Open-End Funds	851,581	4,426,549	–	5,278,130
Collateralized Loan Obligations	–	3,411,735	–	3,411,735
Real Estate Investment Trusts	2,806,459	–	–	2,806,459
Collateralized Mortgage Obligations	–	2,753,195	–	2,753,195
Asset-Backed Securities	–	2,569,608	–	2,569,608
U.S. Treasury Obligations	–	451,050	–	451,050
Total Assets	146,452,171	18,982,627	–	165,434,798

Other Financial Instruments*:
Assets
Total Return Swaps	3,477,348	–	–	3,477,348
Total Assets	3,477,348	–	–	3,477,348

Liabilities
Futures	(24,984)	–	–	(24,984)
Total Liabilities	(24,984)	–	–	(24,984)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2024.

Refer to the Schedule of Investments for industry classifications.

Refer to the Portfolio's Schedule of Investments for a listing of the securities by industry or sector type. Large Company Value Portfolio did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2024.

2. Affiliated Investments
Due to Voya managing a portion of Large Company Value Portfolio during the three months ended March 31, 2024, certain securities held by the Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Large Company Value Portfolio during the three months ended
March 31, 2024 and the value of such investments as of March 31, 2024 were as follows:

Fund	Value as of December 31, 2023	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2024	Income Distribution	Long-Term Capital Gain Distribution

Voya VACS Series EMHCD Fund . . .	$1,161	$19	$-	$-	$11	$1,191	$18	$-
Voya VACS Series HYB Fund . . . . .	840,168	16,315	-	-	(4,902)	851,581	16,265	-
Voya VACS Series SC Fund . . . . . . .	4,331,284	51,587	-	-	42,487	4,425,358	52,615	-
	$5,172,613	$67,921	$-	$-	$37,596	$5,278,130	$68,898	$-